Huntington

VA Growth Fund

Portfolio Manager

James J. Gibboney, CFA
Vice President
Huntington Asset Advisors, Inc. (Adviser)

Average Annual Total Return for the Period Ended 12/31/2002
1 Year	(20.56)%
Start of Performance (5/1/01)	(17.03)%

The graph above illustrates the hypothetical investment of $10,0001 in the Huntington VA Growth Fund from May 1, 2001 (start of performance) to December 31, 2002, compared to the S&P 500.2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares currently are available exclusively as a funding vehicle for Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Hartford Huntington Leaders Outlook variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

Q.

How Did The Fund Perform?

For the year ended December 31, 2002, the total return for the Huntington VA Growth Fund was (20.56)%. This compares to a return of (22.10)% for the Standard & Poor's 500 Index (S&P 500)2 and a return of (28.63)% for the Lipper Large-Cap Growth Funds Index (LLCGFI)2 for the same period.

Q.

Why Did The Fund Perform This Way?

Since its inception in 2001, the Fund has attempted to achieve long-term capital appreciation primarily through investing in equity securities. The decade of the 1990s produced soaring stock prices and dizzying valutions. Now, we seem to have entered an era where valuation matters again, but still remains higher than historical standards. Our goal for 2002 was to continue with our policy of wider diversification. We also repositioned the Fund in early 2002 to deal with a changing interest rate environment and an expected economic recovery. This repositioning was in concert with the Adviser's Investment Policy Committee sector bias strategy for 2002, which overweights and underweights certain sectors. The Fund is closely correlated to stock market movements, and thus declined when the stock market declined in 2002. Also, large-cap growth stocks fared poorly last year versus other types of stocks such as mid-cap, value and international. Additionally, many of the negative corporate governance developments were concentrated in the large-cap sector of the market.

We remained true to our descriptions of buying companies that we favorably priced relative to their fundamentals. There were a few highlights in individual stock performance. Ecolab and Media General, two of our longer-term holdings, each gained over 20% in price for the year. J.M. Smucker, Sysco and Stryker all produced double digit price performance.

Q.

What Is Your Outlook For 2003?

Our strategy for 2003 is to attempt to continue our policy of broad-based representation across market sectors. Attention to valuation and stock selection will be important this year as total returns are expected to average in the upper single digits range over the next three to five years with considerable variation around this trendline.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These indices are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. Investments cannot be made in an index.

Huntington

VA Income Equity Fund

Portfolio Manager

James M. Buskirk, CFA
Senior Vice President
Huntington Asset Advisors, Inc.

Average Annual Total Return for the Period Ended 12/31/2002
1 Year	(9.96)%
3 Year	(0.83)%
Start of Performance (10/21/99)	(1.00)%

The graph above illustrates the hypothetical investment of $10,0001 in the Huntington VA Income Equity Fund from October 21, 1999 (Start of Performance) to December 31, 2002, compared to the S&P 500.2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares currently are available exclusively as a funding vehicle for Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Hartford Huntington Leaders Outlook variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

Q.

How Did The Fund Perform?

For the year ended December 31, 2002, the Huntington VA Income Equity Fund produced a total return of (9.96)%. The Fund significantly outperformed the (22.10)% return for the Standard & Poor's 500 Index (S&P 500)2 and the (16.33)% return for the Lipper Equity Income Funds Index (LEIFI)2 for the same period. For the period since its inception on October 21, 1999, through December 31, 2002, the Fund's average annual total return has been (1.00)%.

Q.

Why Did The Fund Perform This Way?

During 2002, the Fund was positioned relatively conservatively, with an emphasis on stocks with high dividends and modest dividend growth prospects. Our feeling was then, and is now, that certain investors desire both participation in stock market advances as well as the prospect for some downside protection in major market sell-offs. Our feeling was also that many investors have benefited over time through the ownership of a fund that has paid a relatively high dividend income, year-in and year-out. These attributes--reasonable capital appreciation over time and high dividends--have been provided by this Fund.

These attributes served the Fund fairly well in 2002, as its shareholders benefited not only from yet one more year of a relatively high cash dividend, but also experienced a total return that was far less negative than the Fund's peer group, and its benchmark, the S&P 500, which declined by more than 22%. Because of its relatively conservative equity holdings, all of which pay cash dividends, the Fund has typically demonstrated a less volatile performance pattern than the broad market indices, i.e., both its advances and its declines have been less pronounced than those benchmarks. This is due in large part to the Fund's heavy emphasis on dividend income. During the most recently completed year, the Fund benefited from many of its consumer and energy stocks, while many of the groups that had outperformed in the year 2001, namely the financial and drug stocks, gave back their gains last year. This pattern is not unusual in equity investing.

Q.

What Is Your Outlook For 2003?

Looking ahead, we will attempt to continue to provide the Fund's shareholders with the same attributes as we have in the past by relying on the same strategies. We are encouraged by the gradually increasing appreciation that investors have for companies that pay cash dividends. We would expect that a continuation of that trend can only benefit the Fund in the months and years ahead.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated. These indices are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indices are unmanaged and investments cannot be made in an index.

Huntington

VA Rotating Index Fund

Portfolio Manager

Paul Koscik, CFP
Vice President
Huntington Asset Advisors, Inc. (Adviser)

Average Annual Total Return for the Period Ended 12/31/2002
1 Year	(15.12)%
Start of Performance (10/15/01)	(9.43)%

The graph above illustrates the hypothetical investment of $10,0001 in the Huntington VA Rotating Index Fund from October 21, 1999 (Start of Performance) to December 31, 2002, compared to the S&P 500.2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares currently are available exclusively as a funding vehicle for Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Hartford Huntington Leaders Outlook variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

Q.

How Did The Fund Perform?

At the beginning of 2002, the Huntington VA Rotating Index Fund was invested in Exchanged Traded Funds that were designed to emulate the Standard & Poor's 500 Index (S&P 500)2 . Early in January of 2002, the decision was made to switch out of the S&P 500 and into Exchanged Traded Funds that would attempt to emulate the Russell 2000 Index (RUS2)2 , a small-cap index. For the year ended December 31, 2002, the total return for the Fund was (15.12)%. The Fund significantly outperformed the (22.10)% return for the S&P 500 and the (20.48)% return for the Russell 2000 Index.

Q.

Why Did The Fund Perform This Way?

The decision to rotate from S&P 500 to RUS2 was based on an assessment of historical relationships between the economy and stock market, economic and financial projections for the next six to twelve months and use of technical analysis to identify future trends, resulting in a determination that small-cap stocks should outperform large-caps for the year 2002. The Fund outperformed the S&P 500 by more than 6.00% in 2002 for many reasons.

First, at the beginning of 2002, small-cap stocks were undervalued relative to their large-cap brethren based on many historical valuation levels including price/earnings and price/sales ratios. Second, consistent with historical trends, as the United States concluded its first recession in over a decade at the end of 2001, small-cap stocks outperformed large-caps in the subsequent twelve-month period, with the S&P 600 and RUS2 each outperforming the S&P 500 by more than 8.00% and 1.80%, respectively. Third, Huntington's proprietary VAR model accurately suggested a high probability of small-cap outperformance in 2002.

Finally, small-cap "value stocks" outperformed small-cap "growth stocks" in the first half of 2002. As the year progressed, that trend reversed and "growth stocks" began to out perform "value stocks". By over weighting "value" in the first half of 2002 and shifting to an overweight of "growth" as the year progressed, the Fund was able to positively impact performance.

The decision to switch out of the large-cap S&P 500 Index and into the RUS2, a small-cap index, was based on the Adviser's "Top Down" approach to equity investing. Based on historical relationships between the economy and the stock market, economic and financial projections for the next six to twelve months and the use of technical analysis to identify future trends, it was determined that small-cap stocks should outperform large-cap stocks for the year 2002.

Q.

What Is Your Outlook For 2003?

Since its inception, the Fund has chosen the S&P 500 as its performance benchmark comparison, even though it has changed the index whose performance it seeks to emulate. Small-cap stocks have just completed their fourth year of outperforming large-cap stocks. Many of the factors that suggested small-cap outperformance have dissipated. For example, small-cap stock valuations are not nearly as attractive as they were a year ago. Small-cap stocks tend to outperform in the 12 months following a recession. The recession has been over for more than a year. Because of these and other factors, effective January of 2003, the Fund rotated from the RUS2, a small-cap index, into the Russell 1000 Index3 , a large-cap index.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Russell 2000 Index is a trademark/service mark of the Frank Russell Company. Russell is a trademark of the Frank Russell Company. Frank Russell's relationship to the fund is the licensing of the use of the Index. Frank Russell Company is the owner of the trademarks and copyrights relating to the Index. Frank Russell Company is not responsible for and has not reviewed the fund nor any associated literature or publications and Frank Russell Company makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise. The S&P 500 and RUS2 are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The indices are unmanaged.

3 Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

Huntington

VA Dividend Capture Fund

Portfolio Managers

B. Randolph Bateman, CFA Chief Investment Officer Huntington Asset Advisors, Inc.	Kirk Mentzer, SVP Director of Research Huntington Asset Advisors, Inc.

Average Annual Total Return for the Period Ended 12/31/2002
1 Year	(0.05)%
Start of Performance (10/15/01)	(1.97)%

The graph above illustrates the hypothetical investment of $10,0001 in the Huntington VA Dividend Capture Fund from October 15, 2001 (Start of Performance) to December 31, 2002, compared to the S&P 500.2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares currently are available exclusively as a funding vehicle for Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Hartford Huntington Leaders Outlook variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

2 S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Morgan Stanley REIT Index is an unmanaged capitalization-weighted index of the most actively traded real estate investment trusts designed to measure real estate equity performance. These indexes are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Investments cannot be made in an index.

3 Investments in REITs involve special risks associated with an investment in real estate, such as limited liquidity.

Q.

How Did The Fund Perform?

Similar to 2001, the equity markets surged during the fourth quarter to provide a much needed positive gain and momentum heading into a new year for the equity markets. For 2002, the Standard & Poor's 500 Index (S&P 500)2 lost over 22%, preferred stock posted returns of 7.7% and Real Estate Investment Trusts (REITs)3 returned 3.6% (Morgan Stanley REIT Index2 ) to round out the asset classes.

The Huntington VA Dividend Capture Fund closed the year with a total return of (0.05)% compared to an unmanaged index of (3.2)%*. In terms of income, the dividend distribution for last year totaled $0.34 or 4.86%. Our objective is total return, with income as the main contributor.

Q.

Why Did The Fund Perform This Way?

We achieved this performance by utilizing our "Top-Down" portfolio construction techniques aimed at producing stable income. Here are the highlights from each asset class:

  Common Stocks--three main themes aided our relative performance in 2002: high quality, smaller sized companies, and focusing on moderate, rather than highest dividend yields. Key statistics verses the overall market tell the story: dividend yield at two times, earnings growth equal at 11%, and price/earnings multiple at a 20% discount. Hedging strategies have served to reduce portfolio volatility and enhance returns.
  Preferred Stocks--were the best performing asset class within the Fund. The holdings represent core, stable holdings from solid issuers. Issuers in the Finance sector performed best during the period. Fundamental research helped the Fund avoid many of the year's casualties.
  REITs--offered strong performance early in the year, but trailed-off in the second half. While the diversification benefits were well illustrated during the year, REITs trailed common stocks during the fourth quarter as investors focused on earnings growth prospects.

Q.

What Is Your Outlook For 2003?

Let's start with a question: Did October mark the beginning of a bull market or will the bear return for a fourth year of pain in 2003? Our basic premise is that neither will be correct. Significantly mis-priced sectors or styles are difficult to find. We believe investors will face a long period of confidence and balance sheet repair that could take years to complete. As such, a "side-ways" trend could develop which incorporates numerous up- and down-cyclical moves. Total returns are expected to average in the upper single digits range over the next three to five years with considerable variation around this trendline.

Investment strategies that supplement index returns could define success or failure for many participants. Concepts such as asset allocation adjustments, dividend enhancement and option writing should become more prominent. Dividends in particular could gain enhanced interest due to three key factors: potential elimination of the double tax, investors demanding better cash flows, and perception that dividend payments instill greater discipline upon management. We hope this will be an excellent environment for investors in the Fund.

* Note: equal weighted basket of the three asset classes represented by S&P 500 Barra Value Index, Merrill Lynch Fixed Rate Preferred Index, and NAREIT Index. S&P 500/Barra Value Index is a capitalization-weighted index of the stocks in the Standard & Poor's 500 Index having the lowest price to book ratios. The index consists of approximately half of the S&P 500 on a market capitalization basis. Merrill Lynch Fixed Rate Preferred Index is a total return index comprised of fixed-rate preferred stock issues. NAREIT Index represents returns for the National Association of Real Estate Investment Trust Equity Index. These indices are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged and investments cannot be made in an index.

Huntington

VA Mid Corp America Fund

Portfolio Manager

Christopher M. Rowane, CFA
Senior Vice President
Huntington Asset Advisors, Inc.

Average Annual Total Return for the Period Ended 12/31/2002
1 Year	(13.00)%
Start of Performance (10/15/01)	(2.48)%

The graph above illustrates the hypothetical investment of $10,0001 in the Huntington VA Mid Corp America Fund from October 15, 2001 (Start of Performance) to December 31, 2002, compared to the S&P 400 and Russell Midcap Index (RMCI).2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares currently are available exclusively as a funding vehicle for Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Hartford Huntington Leaders Outlook variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1 S&P 400 Index is an unmanaged capitalized-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The S&P 400 is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in Fund's performance. Investments cannot be mad in an index.

Q.

How Did The Fund Perform?

For the year ended December 31, 2002, the Huntington VA Mid Corp America Fund produced a total return of (13.00)%. This compares favorably to the Standard & Poor's 400 Index (S&P 400)1 , which had a total return of (14.51)% and the Russell Midcap Index.2 which had a total return of (16.18)% for the same period.

Q.

Why Did The Fund Perform This Way?

The Fund applied sector strategies as well as timing of security selection throughout the year which resulted in near market performance during the fourth quarter rally, but allowed the Fund to outperform its benchmark for the volatile 2002 calendar year. As of December 31, 2002, the Fund had 255 holdings, and appeared to be well-diversified among all sectors.3 The Fund was also tilted toward smaller capitalization4 holdings as well as value.

Q.

What Is Your Outlook For 2003?

The outlook for 2003 appears positive for the economic recovery, with small- and mid-cap stocks participating for positive total returns. In the last five recession recoveries, small- and mid-cap stocks have outperformed large-caps. We anticipate that the portfolio tilt will be in the growth names with a bias toward larger mid-cap opportunities. Sector strategies will be focused on Technology, Material, Energy and Industrial holdings, with a continued underweight in Utilities and Telecommunications. Security selection will continue with great due diligence and will focus on the addition of high quality holdings. The Fund's multi-screen process will review holdings for risk as well as return. Continued diversification of holdings should also help reduce overall portfolio volatility.

2 The Adviser has elected to change the benchmark index from S&P 400 to RMCI because the RMCI provides a high correlation in market capitalization to the objective of the Fund, which invests in the middle two thirds of the Russell 3000 Index. The RMCI measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. The indices are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The indices are unmanaged and investments cannot be made in an index.

3 Diversification does not assure a profit nor protect against loss.

4 Small company stocks may be less liquid and subject to greater price volatility than large capitalization stocks.

Huntington

VA New Economy Fund

Portfolio Manager

Bernard A. Shinkel, Ph. D.
Vice President
Huntington Asset Advisors, Inc.

Average Annual Total Return for the Period Ended 12/31/2002
1 Year	(13.67)%
Start of Performance (10/15/01)	(4.90)%

The graph above illustrates the hypothetical investment of $10,0001 in the Huntington VA New Economy Fund from October 15, 2001 (Start of Performance) to December 31, 2002, compared to RUS3G.2

Past performance is no guarantee of future results. The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment return and principal value will fluctuate, so that an investor's shares when redeemed, may be worth more or less than their original cost. The performance information presented does not include the charges and expenses imposed by the insurance company under the variable insurance product contract. The inclusion of such charges would lower performance. Please refer to the variable insurance product prospectus for a complete listing of these expenses. Fund shares currently are available exclusively as a funding vehicle for Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Hartford Huntington Leaders Outlook variable life insurance policies and variable annuity contracts. Variable investment options are not obligations of or guaranteed by any bank and are not federally insured.

1 The Fund's performance assumes the reinvestment of all dividends and distributions. RUS3G has been adjusted to reflect reinvestment of dividends on securities in the index.

Q.

How Did The Fund Perform?

For the year ended December 31, 2002, Huntington VA New Economy Fund provided a total return of (13.67)%. The Fund significantly outperformed the Russell 3000 Growth Index (RUS3G),2 which had a total return of (28.04)% for the same period.

Q.

Why Did The Fund Perform This Way?

In part, the answer is that we have continued to avoid the many pitfalls in today's market environment by being highly diversified (over 200 holdings as of December 31, 2002) and focusing on the mid- and small-cap segments.3 This gave the Fund less exposure to the risk of high valuations; profit disappointments; accounting gimmickry and other management follies; exploitation by trial lawyers; and some of the vulnerabilities of the New Economy - namely, the greater importance of trust and reputation in a world where value is based upon intellectual assets, as opposed to physical assets.

More generally, the Fund has taken a unique approach to "growth investing." The mandate of the Fund is broad enough to invest in the leading creators and implementers of science and technology when and where the stock market appears to dictate it. Specifically, the Fund outperformed in part due to its focus in investing in the securities of "implementers" of science and technology, not the "creators" thereof. We sought companies demonstrating an innovative utilization of technology. We remained true to our discipline of buying companies that we favorably priced relative to their fundamentals. This mandate is the principle cause of the Fund's outperformance in 2002. In particular, the stocks in the portfolio have an average expected earnings growth of approximately twice that of the broad market as measured by the S&P 500 (14% compared to 7%). In contrast, the Fund has a price/earnings ratio only about 10% higher (17.7 versus 15.9). As a result, the price/earnings to growth o r price/earnings/growth ratio is only 43% of the S&P 500 (1.3 versus 2.3).

Q.

What Is Your Outlook For 2003?

The Fund's unique approach to "growth investing" has the potential to continue to generate an ever-widening gap over all relevant equity benchmarks. Until we see the resumption of the bull market, that is the best that we can hope for.

2 RUS3G measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth indices. The index is not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The index is unmanaged and investments cannot be made in an index.

3 Funds whose investments are concentrated in a specific industry or sector may be subject to a higher degree of market risk than funds whose investments are diversified. In addition, the Fund may be subject to specific risks of the technology sector, such as obsolescence.

Huntington VA Growth Fund

Portfolio of Investments
December 31, 2002

Shares		Value
COMMON STOCKS -- 76.3%
	Apparel & Textiles -- 1.0%
785	Cintas Corp.	$ 35,914

	Banks -- 4.2%
642	BB&T Corp.	23,748
1,793	Citigroup, Inc.	63,095
333	State Street Corp.	12,987
1,503	Washington Mutual, Inc.	51,899

		151,729

	Broadcast Services & Programming -- 0.7%
2,753	Liberty Media Corp., Class A (b)	24,612

	Chemicals -- 1.3%
160	Du Pont (E.I.) de Nemours & Co.	6,784
807	Ecolab, Inc.	39,947

		46,731

	Computers -- 9.1%
869	Cisco Systems, Inc. (b)	11,384
382	Computer Sciences Corp. (b)	13,160
923	Dell Computer Corp. (b)	24,681
235	Electronic Data Systems Corp.	4,331
620	EMC Corp. (b)	3,807
2,022	Hewlett Packard Co.	35,102
759	International Business Machines Corp.	58,823
2,029	Microsoft Corp. (b)	104,898
342	Network Appliance, Inc. (b)	3,420
4,825	Oracle Corp. (b)	52,110
679	Sun Microsystems, Inc. (b)	2,112
803	Sungard Data Systems, Inc. (b)	18,919

		332,747

	Cosmetics/Toiletries -- 2.6%
1,163	Colgate-Palmolive Co.	60,976
379	Procter & Gamble Co.	32,571

		93,547

	Cruise Lines -- 0.5%
719	Carnival Corp.	17,939

	Drugs & Health Care -- 5.2%
1,491	Abbott Laboratories, Inc.	59,639
1,815	IMS Health, Inc.	29,040
392	Merck & Co., Inc.	22,191
1,322	Pfizer, Inc.	40,414
803	Schering-Plough Corp.	17,827
515	Wyeth	19,261

		188,372

	Electric Services -- 0.1%
187	Duke Energy Corp.	3,654

	Electronic Components/Instruments -- 0.2%
1,741	Solectron Corp. (b)	6,181

	Financial Services -- 3.6%
2,251	American Express Co.	79,572
376	Fannie Mae	24,188
519	Franklin Resources, Inc.	17,688
399	T. Rowe Price Group, Inc.	10,885

		132,333

	Food & Beverages -- 2.3%
12	J.M. Smuckers Co.	$ 478
1,545	Wm. Wrigley Jr. Co.	84,789

		85,267

	Household Products -- 3.8%
3,975	General Electric Co.	96,791
636	Illinois Tool Works, Inc.	41,251

		138,042

	Instruments - Scientific -- 0.2%
193	Millipore Corp.	6,562

	Insurance -- 2.2%
1,413	American International Group, Inc.	81,742

	Medical & Medical Services -- 5.4%
727	Cardinal Health, Inc.	43,031
1,567	Johnson & Johnson, Inc.	84,164
1,105	Medtronic, Inc.	50,388
290	Stryker Corp.	19,465

		197,048

	Miscellaneous Business Services -- 4.8%
4,437	Automatic Data Processing, Inc.	174,152

	Multimedia -- 0.2%
562	AOL Time Warner, Inc. (b)	7,362

	Office Supplies -- 3.1%
1,852	Avery Dennison Corp.	113,120

	Petroleum & Petroleum Products -- 5.1%
2,422	Anadarko Petroleum Corp.	116,014
1,703	Schlumberger, Ltd.	71,679

		187,693

	Printing & Publishing -- 2.0%
921	Media General, Inc., Class A	55,214
433	Viacom, Inc. Class B (b)	17,649

		72,863

	Property & Casualty Insurance -- 0.1%
47	Travelers Property Casualty Corp., Class A (b)	689
257	Travelers Property Casualty Corp., Class B (b)	3,765

		4,454

	Retail -- 9.9%
3,528	Home Depot, Inc.	84,531
2,179	Kohl's Corp. (b)	121,916
751	Wal-Mart Stores, Inc.	37,933
4,015	Walgreen Co.	117,198

		361,578

	Semi-Conductors/Instruments -- 2.5%
2,099	Analog Devices, Inc. (b)	50,103
528	Applied Materials, Inc. (b)	6,880
1,639	Intel Corp.	25,519
488	Texas Instruments, Inc.	7,325

		89,827

COMMON STOCKS -- (continued)
	Telephone & Telecommunications -- 1.1%
300	Qualcomm, Inc. (b)	$ 10,917
256	Verizon Communications, Inc.	9,920
1,103	Vodafone Group PLC, ADR	19,986

		40,823

	Wholesale Distribution -- 5.2%
6,360	SYSCO Corp.	189,464

	Total Common Stocks (Cost $3,182,552)	2,783,756

MUTUAL FUNDS -- 4.2%
2,675	Nasdaq -100 Index	65,190
1,020	S&P Depository Receipt	89,994

	Total Mutual Funds (Cost $177,194)	155,184

CASH EQUIVALENT -- 18.8%
688,479	Huntington Money Market Fund, Interfund Class*	688,479

	Total Cash Equivalent (Cost $688,479)	688,479

	Total (Cost $4,048,225) (a)	$ 3,627,419

Huntington VA Income Equity Fund

Portfolio of Investments
December 31, 2002

Shares		Value
COMMON STOCKS -- 91.0%
	Amusement & Recreation Services -- 1.8%
6,700	Cedar Fair, LP	$ 158,120

	Auto/Truck Parts & Equipment -- 2.6%
2,700	General Motors Corp.	99,522
4,200	Genuine Parts Co.	129,360

		228,882

	Banks -- 14.4%
2,000	Bank of America Corp.	139,140
3,300	BB&T Corp.	122,067
1,200	Citigroup, Inc.	42,228
6,000	FleetBoston Financial Corp.	145,800
4,325	J.P. Morgan Chase & Co.	103,800
5,750	National City Corp.	157,089
6,300	U.S. Bancorp	133,686
4,800	Wachovia Corp.	174,911
3,916	Washington Federal, Inc.	97,313
3,750	Washington Mutual, Inc.	129,488

		1,245,522

	Capital Goods -- 3.3%
4,800	Black & Decker Corp.	205,872
2,000	Diebold, Inc.	82,440

		288,312

	Chemicals -- 5.4%
3,480	Du Pont (E.I.) de Nemours & Co.	147,552
4,050	Eastman Chemical Co.	148,919
2,000	PPG Industries, Inc.	100,300
4,700	RPM, Inc.	71,816

		468,587

	Computer Services -- 1.0%
2,600	Pitney Bowes, Inc.	84,916

	Diversified Manufacturing Operations -- 0.9%
5,900	Acuity Brands, Inc.	79,886

	Drugs & Health Care -- 3.9%
1,700	Abbott Laboratories, Inc.	68,000
4,950	Bristol-Myers Squibb Co.	114,593
4,000	Schering-Plough Corp.	88,800
1,785	Wyeth	66,759

		338,152

	Electric, Gas, & Sanitary Services -- 3.7%
2,700	Exelon Corporation	142,479
9,200	Nisource, Inc.	184,000

		326,479

	Electrical Equipment -- 0.9%
1,500	Emerson Electric Co.	76,275

	Electrical Services -- 3.6%
3,000	American Electric Power Co., Inc.	81,990
2,200	Cooper Industries Ltd., Class A	80,190
10,000	Teco Energy, Inc.	154,700

		316,880

	Food & Beverages -- 6.3%
5,400	Conagra Foods, Inc.	$ 135,054
1,206	Del Monte Foods Co. (b)	9,285
2,700	H.J. Heinz Co.	88,749
6,400	SUPERVALUE, Inc.	105,664
6,000	UST, Inc.	200,579

		539,331

	Gas & Natural Gas -- 1.5%
1,700	NICOR, Inc.	57,851
1,900	Peoples Energy Corp.	73,435

		131,286

	Household Products -- 5.2%
1,550	Clorox Co.	63,938
4,350	General Electric Co.	105,923
3,500	Leggett & Platt, Inc.	78,540
3,500	Newell Rubbermaid, Inc.	106,155
6,850	Tupperware Corp.	103,298

		457,854

	Industrial -- 1.5%
5,500	Standex International Corp.	131,120

	Insurance -- 2.2%
1,200	CIGNA Corp.	49,344
4,525	Lincoln National Corp.	142,900

		192,244

	Machinery -- 0.8%
1,550	Caterpillar, Inc.	70,866

	Miscellaneous Business Services -- 1.4%
3,000	Deluxe Corp.	126,300

	Petroleum & Petroleum Products -- 10.9%
1,562	ChevronTexaco Corp.	103,842
2,917	Conocophillips	141,153
4,000	Exxon Mobil Corp.	139,759
3,100	Kerr-Mcgee Corp.	137,330
6,500	Occidental Petroleum Corp.	184,925
2,900	Royal Dutch Petroleum Co., ADR	127,658
3,200	Sunoco, Inc.	106,176

		940,843

	Photographic Equipment Supplies -- 0.6%
1,600	Eastman Kodak Co.	56,064

	Printing & Publishing -- 1.1%
4,400	R.R. Donnelley & Sons Co.	95,788

	Railroad Equipment -- 2.2%
8,400	GATX Corp.	191,688

	Real Estate Investment Trusts -- 5.7%
2,400	Health Care Property Investors, Inc.	91,920
3,950	Mack-Cali Realty Corp.	119,685
10,500	Nationwide Health Properties, Inc.	156,765
3,800	Simon Property Group, Inc.	129,466

		497,836

Shares or Principal Amount		Value
COMMON STOCKS -- (continued)
	Retail -- 1.2%
4,515	May Department Stores Co.	$ 103,755

	Steel -- 2.0%
11,400	Worthington Industries, Inc.	173,736

	Telephone & Telecommunications -- 5.0%
1,300	Alltel Corp.	66,300
6,000	Federal Signal Corp.	116,520
4,550	SBC Communications, Inc.	123,351
3,471	Verizon Communications, Inc.	134,501

		440,672

	Tools & Accessories -- 1.9%
5,800	Snap-On, Inc.	163,038

	Total Common Stocks (Cost $8,374,932)	7,924,432

CORPORATE BONDS -- 2.2%
$ 50,000	Bank One Corp., 8.000%, 4/29/27	62,776
50,000	Deere & Co., 8.100%, 5/15/30	65,421
50,000	New Jersey Bell Telephone Co., 7.850%, 11/15/29	60,054

	Total Corporate Bonds (Cost $149,783)	188,251

SOVEREIGN BOND -- 0.7%
50,000	Quebec, Province of, 7.500%, 9/15/29	62,357

	Total Sovereign Bond (Cost $48,849)	62,357

CASH EQUIVALENT -- 5.1%
446,951	Huntington Money Market Fund, Interfund Class*	446,951

	Total Cash Equivalent (Cost $446,951)	446,951

	Total (Cost $9,020,514) (a)	$ 8,621,991

Huntington VA Rotating Index Fund

Portfolio of Investments
December 31, 2002

Shares		Value
MUTUAL FUNDS -- 83.7%
3,257	iShares Russell 2000 Growth Index Fund	$ 129,791
977	iShares Russell 2000 Index Fund	74,066
638	iShares Russell 2000 Value Index Fund	71,137
2,742	iShares S&P SmallCap 600 BARRA Growth Index Fund	178,505
1,731	iShares S&P SmallCap 600 Index Fund	168,686
2,142	iShares S&P SmallCap 600 BARRA Value Fund	155,831

	Total Mutual Funds (Cost $814,430)	778,016

CASH EQUIVALENT -- 15.9%
148,132	Huntington Money Market Fund, Interfund Class*	148,132

	Total Cash Equivalent (Cost $148,132)	148,132

	Total (Cost $962,562) (a)	$ 926,148

Huntington VA Dividend Capture Fund

Portfolio of Investments
December 31, 2002

Shares		Value
COMMON STOCKS -- 55.3%
	Aerospace & Defense -- 1.1%
1,200	Raytheon Co.	$ 36,900

	Auto/Truck Parts & Equipment -- 1.9%
400	General Motors Corp.	14,744
600	Johnson Controls, Inc.	48,102

		62,846

	Banks -- 6.1%
700	Bank of America Corp.	48,698
375	J.P. Morgan Chase & Co.	9,000
1,360	Regions Financial Corp.	45,370
650	Union Planters Corp.	18,291
1,650	Washington Federal, Inc.	41,003
1,285	Washington Mutual, Inc.	44,371

		206,733

	Chemicals -- 1.4%
920	A. Schulman, Inc.	17,121
200	Eastman Chemical Co.	7,354
1,500	RPM, Inc.	22,920

		47,395

	Consumer Products/Services -- 0.5%
350	Fortune Brands, Inc.	16,279

	Crude Petroleum & Natural Gas -- 0.3%
600	Enterprise Products Partners LP	11,640

	Diversified Operations -- 0.4%
300	Textron, Inc.	12,897

	Drugs & Health Care -- 0.8%
451	Merck & Co., Inc.	25,531

	Electric Utility -- 1.8%
1,000	Detroit Edison Co.	46,400
1,250	Xcel Energy, Inc.	13,750

		60,150

	Electrical Equipment -- 1.5%
900	Cooper Industries Ltd., Class A	32,805
925	Rockwell International Corp.	19,157

		51,962

	Financial Services -- 2.4%
2,720	American Capital Strategies	58,724
450	Hartford Financial Services Group, Inc.	20,444
100	Household International, Inc.	2,781

		81,949

	Food & Beverages -- 1.8%
1,200	Bob Evans Farms, Inc.	28,019
850	Conagra Foods, Inc.	21,259
250	R.J. Reynolds Tobacco Holdings, Inc.	10,528

		59,806

	Gas Utility -- 0.6%
600	Kinder Morgan Energy Partners, LP	21,000

	Household Products -- 0.8%
1,830	Kimball International, Inc., Class B	26,078

	Industrial -- 0.3%
450	Standex International Corp.	$ 10,728

	Industrial Machinery -- 0.8%
1,500	Timken Co.	28,650

	Insurance -- 4.1%
1,050	Allstate Corp.	38,840
125	Chubb Corp.	6,525
250	Cincinnati Financial Corp.	9,388
1,500	St. Paul Companies, Inc.	51,074
2,000	Unumprovident Corp.	35,080

		140,907

	Oil & Gas - Exploration & Production -- 0.8%
600	Kerr-Mcgee Corp.	26,580

	Oil Companies - Integrated -- 1.2%
1,460	Occidental Petroleum Corp.	41,537

	Paper & Allied Products -- 0.3%
650	Georgia Pacific Corp.	10,504

	Paperboard Containers & Boxes -- 0.6%
400	Bemis Co.	19,852

	Petroleum & Petroleum Products -- 2.8%
1,200	Conocophillips	58,068
1,800	Marathon Oil Corp.	38,322

		96,390

	Petroleum Refining -- 0.3%
300	Ashland, Inc.	8,559

	Real Estate Investment Trusts -- 19.0%
700	Avalonbay Communities, Inc.	27,398
775	Bedford Property Investors, Inc.	19,910
280	Boston Properties, Inc.	10,321
1,200	Brandywine Realty Trust	26,172
800	Camden Property Trust	26,400
350	CarrAmerica Realty Corp.	8,768
300	CBL & Associates Properties, Inc.	12,015
930	Commercial NET Lease Realty	14,257
1,250	Developers Diversified Realty Corp.	27,488
750	Entertainment Properties	17,640
5,000	Equity Inns, Inc.	30,100
1,750	Equity Office Properties Trust	43,714
605	Equity Residential Properties Trust	14,871
500	First Industrial Realty Trust, Inc.	14,000
1,500	Glenborough Realty Trust, Inc.	26,730
500	Great Lakes Real Estate Investment Trust, Inc.	8,325
875	Health Care Real Estate Investment Trust, Inc.	23,669
200	Highwoods Properties, Inc.	4,420
200	Hospitality Properties Trust	7,040
3,500	Hrpt Properties Trust	28,840
1,450	JDN Realty Corp.	15,878
1,770	Koger Equity, Inc.	27,612
1,400	Kramont Realty Trust	20,510
700	Macerich Co.	21,525
COMMON STOCKS -- (continued)
	Real Estate Investment Trusts -- (continued)
1,000	Mack-Cali Realty Corp.	$ 30,299
1,100	New Plan Excel Realty Trust	20,999
500	Parkway Properties, Inc.	17,540
1,000	Pennsylvania Real Estate Investment Trust	26,000
1,000	Simon Property Group, Inc.	34,069
800	Sovran Self Storage, Inc.	22,688
2,500	Winston Hotels, Inc.	19,500

		648,698

	Residential Construction -- 0.6%
1,000	Masco Corp.	21,050

	Retail -- 0.4%
620	J.C. Penney Co., Inc.	14,266

	Telephone & Telecommunications -- 1.6%
200	Alltel Corp.	10,200
600	AT&T Corp.	15,666
275	BellSouth Corp.	7,114
50	SBC Communications, Inc.	1,356
475	Verizon Communications, Inc.	18,406

		52,742

	Textiles -- 1.0%
900	V.F. Corp.	32,445

	Tires & Tubes -- 0.1%
325	Cooper Tire & Rubber Co.	4,986

	Total Common Stocks (Cost $1,911,899)	1,879,060

PREFERRED STOCKS -- 36.0%
	Auto-Cars/Light Trucks -- 0.4%
500	General Motors Corp., 7.375%	12,540

	Bank Holding Companies -- 1.7%
2,150	Bank One Capital I, 8.000%	56,954

	Brokerage Services -- 1.7%
2,200	Lehman Bros. Holding Capital Trust, 8.000%	56,980

	Commercial Banks -- 7.0%
2,200	ASBC Capital I, 7.625%	56,320
2,500	Comerica Capital Trust I, 7.600%	64,900
2,200	Compass Capital, 7.350%	55,814
2,500	PLC Capital Trust, 7.250%	63,250

		240,284

	Computer Services -- 0.4%
610	Electronic Data Systems, 7.625%	13,365
	Electrical Services -- 4.2%
2,000	Entergy LA, Inc., 7.600%	52,500
2,700	FPC Capital I, Series A, 7.100%	68,121
1,000	SATURNS-DPL, 7.875%	20,510

		141,131

	Financial Services -- 15.7%
650	BancWest Capital I, 9.500%	$ 18,207
200	Coastal Finance I, 8.375%	2,660
3,000	Detroit-Edison Corp. 7.375%	75,779
2,200	Energy East Capital Trust I, 8.250%	57,398
2,200	Equitable Resources Capital Trust, 7.350%	55,000
2,600	Hartford Life Capital II, Series B, 7.625%	68,302
2,000	Household Capital Trust V, Series X, 10.000%	54,100
1,200	Merrill Lynch Capital Trust V, 7.280% (b)	31,476
2,100	Morgan Stanley Capital Trust II, 7.250%	55,020
2,400	National Commerce Capital Trust II, 7.700%	63,960
2,000	Royal Bank of Scotland Group PLC, Series K, 7.875%	53,620

		535,522

	Fire, Marine & Casualty Insurance -- 1.7%
2,200	Partnerre Capital Trust I, 7.900%	56,606

	Natural Gas Transmission -- 1.7%
2,200	Dominion CNG Capital Trust I, 7.800%	57,068

	Real Estate Investment Trusts -- 1.5%
2,000	Public Storage, Series R, 8.000%	52,120

	Total Preferred Stocks (Cost $1,214,965)	1,222,570

MUTUAL FUNDS -- 2.1%
	Exchange Traded Funds -- 2.1%
4,000	Technology Select Sector SPDR	59,040
555	Nasdaq - 100 Index Stock Tracker	13,525

	Total Mutual Funds (Cost $73,426)	72,565

CASH EQUIVALENT -- 5.6%
189,183	Huntington Money Market Fund, Interfund Class*	189,183

	Total Cash Equivalent (Cost $189,183)	189,183

	Total (Cost $3,389,473) (a)	$ 3,363,378

Huntington VA Mid Corp America Fund

Portfolio of Investments
December 31, 2002

Shares		Value
COMMON STOCKS -- 87.8%
	Aerospace & Defense -- 0.8%
375	Alliant Techsystems, Inc. (b)	$ 23,381

	Amusement & Recreation Services -- 0.6%
578	Aztar Corp. (b)	8,254
291	Harrah's Entertainment, Inc. (b)	11,523

		19,777

	Apparel & Textiles -- 2.0%
227	Columbia Sportswear Co. (b)	10,083
228	Jones Apparel Group, Inc. (b)	8,080
544	Liz Claiborne, Inc.	16,130
1,000	Oakley, Inc. (b)	10,270
100	Polo Ralph Lauren Corp. (b)	2,176
700	UniFirst Corp.	14,140

		60,879

	Auto/Truck Parts & Equipment -- 1.3%
146	American Axle & Manufacturing Holdings, Inc. (b)	3,419
100	Cummins Engine, Inc.	2,813
500	Dura Automotive Systems, Inc. (b)	5,020
400	Group 1 Automotive, Inc. (b)	9,553
48	Johnson Controls, Inc.	3,848
200	Lear Corp. (b)	6,656
195	Superior Industries International, Inc.	8,065

		39,374

	Banks -- 5.3%
217	Astoria Financial Corp.	5,892
300	BancorpSouth, Inc.	5,826
1,300	Banknorth Group, Inc.	29,379
300	Chittenden Corp.	7,644
521	Compass Bancshares, Inc.	16,292
300	Fulton Financial Corp.	5,298
386	Greater Bay Bancorp	6,674
195	GreenPoint Financial Corp.	8,810
428	Hudson City Bancorp, Inc.	7,974
200	Independence Community Bank Corp.	5,076
300	M & T Bank Corp.	23,804
500	National Commerce Financial Corp.	11,925
521	North Fork Bancorporation, Inc.	17,578
182	TCF Financial Corp.	7,952

		160,124

	Beer, Wine, & Distilled Beverages -- 0.5%
260	Adolph Coors Co., Class B	15,925

	Biotechnology -- 0.2%
86	Cephalon, Inc. (b)	4,185
78	Invitrogen Corp. (b)	2,441

		6,626

	Building & Construction -- 3.1%
200	Beazer Homes USA, Inc. (b)	12,120
200	Centex Corp.	10,040
938	Insituform Technologies, Inc., Class A (b)	15,993
700	Lafarge North America Corp.	22,995
200	Lennar Corp.	10,320
700	McDermott International, Inc. (b)	3,066

	Building & Construction -- (continued)
161	Pulte Homes, Inc.	$ 7,707
400	Ryland Group, Inc.	13,340

		95,581

	Chemicals -- 2.0%
200	Albemarle Corp.	5,690
458	Cytec Industries, Inc. (b)	12,494
150	FMC Corp. (b)	4,098
307	H.B. Fuller Co.	7,945
260	Lubrizol Corp.	7,930
1,500	RPM, Inc.	22,920

		61,077

	Communications Equipment -- 1.3%
300	Advanced Fibre Communications, Inc. (b)	5,004
200	Harris Corp.	5,260
559	L-3 Communications Corp. (b)	25,105
328	Scientific-Atlanta, Inc.	3,890

		39,259

	Computer Related Services -- 2.0%
259	Affiliated Computer Services, Inc. (b)	13,636
2,000	IKON Office Solutions, Inc.	14,300
500	Incyte Genomics, Inc. (b)	2,280
900	Intergraph Corp. (b)	15,984
300	MCSi, Inc. (b)	1,425
111	Synopsys, Inc. (b)	5,123
441	Sungard Data Systems, Inc. (b)	10,390

		63,138

	Computer Software -- 2.3%
300	Activision, Inc. (b)	4,377
400	Borland Software Corp. (b)	4,920
2,300	JDA Software Group, Inc. (b)	22,218
200	NetIQ Corp. (b)	2,470
212	Network Associates, Inc. (b)	3,411
1,000	Novell, Inc. (b)	3,340
540	Progress Software Corp. (b)	6,993
400	Rainbow Technologies, Inc. (b)	2,868
1,000	Read-Rite Corp. (b)	350
600	Sybase, Inc. (b)	8,040
1,400	Unisys Corp. (b)	13,860

		72,847

	Computers -- 0.8%
100	Advanced Digital Information Corp. (b)	671
274	NCR Corp. (b)	6,505
100	Sandisk Corp. (b)	2,030
800	Storage Technology Corp. (b)	17,136

		26,342

	Consulting Services -- 0.7%
1,410	Forrester Research, Inc. (b)	21,954

	Containers -- 0.4%
500	Owens-Illinois, Inc. (b)	7,290
300	Pactiv Corp. (b)	6,558

		13,848

COMMON STOCKS -- (continued)
	Crude Petroleum & Natural Gas -- 0.0%
53	Cimarex Energy Co. (b)	$ 949

	Diversified Operations -- 2.9%
40	EnPro Industries, Inc. (b)	160
2,300	Griffon Corp. (b)	31,326
300	ITT Industries, Inc.	18,207
321	Teleflex, Inc.	13,768
600	Textron, Inc.	25,794

		89,255

	Drugs & Health Care -- 1.2%
60	Barr Laboratories, Inc. (b)	3,905
600	Guilford Pharmaceuticals, Inc. (b)	2,388
696	ICN Pharmaceuticals, Inc.	7,593
557	Mylan Laboratories, Inc.	19,440
259	SICOR, Inc. (b)	4,105

		37,431

	E-Commerce & Services -- 0.3%
190	Hotels.com (b)	10,380

	Electrical Components -- 0.7%
300	Aeroflex, Inc. (b)	2,070
100	C&D Technologies, Inc.	1,767
1,100	Intersil Corp. (b)	15,334
181	Vishay Intertechnology, Inc. (b)	2,024

		21,195

	Electrical Services -- 1.8%
588	ALLETE, Inc.	13,336
356	Cooper Industries Ltd., Class A	12,976
100	DPL, Inc.	1,534
891	Energy East Corp.	19,682
529	Teco Energy, Inc.	8,184

		55,712

	Electronic Connectors -- 0.6%
1,100	Thomas & Betts Corp. (b)	18,590

	Environmental Services -- 0.7%
635	Republic Services, Inc., Class A (b)	13,322
300	Stericycle, Inc. (b)	9,714

		23,036

	Financial Services -- 5.7%
395	A.G. Edwards, Inc.	13,019
550	Allied Capital Corp.	12,007
584	AmeriCredit Corp. (b)	4,520
437	Bear Stearns Companies, Inc.	25,958
559	City National Corp.	24,590
300	Cullen/Frost Bankers, Inc.	9,810
541	Federal Agricultural Mortgage Corp. Class C (b)	16,576
400	First American Financial Corp.	8,880
632	First Tennessee National Corp.	22,714
200	Firstmerit Corp.	4,332
78	Legg Mason, Inc.	3,786
300	Marshall & Ilsley Corp.	8,214
100	T. Rowe Price Group, Inc.	2,728
	Financial Services -- (continued)
100	Waddell & Reed Financial, Inc.	$ 1,967
500	Wilmington Trust Corp.	15,840

		174,941

	Food & Beverages -- 2.8%
1,000	Constellation Brands, Inc. (b)	23,710
407	Dean Foods Co. (b)	15,100
300	Dole Food Co.	9,774
155	Hormel Foods Corp.	3,616
600	McCormick & Co., Inc.	13,920
311	Ralcorp Holding, Inc. (b)	7,819
334	SUPERVALUE, Inc.	5,514
570	Tyson Foods, Inc. Class A	6,395

		85,848

	Gas & Natural Gas -- 2.6%
300	Atmos Energy Corp.	6,996
300	Keyspan Corp.	10,572
581	MDU Resources Group, Inc.	14,996
400	National Fuel Gas Co.	8,292
300	New Jersey Resources Corp.	9,477
300	Peoples Energy Corp.	11,595
664	Questar Corp.	18,472

		80,400

	Health Care Equipment & Supplies -- 0.9%
170	Hillenbrand Industries, Inc.	8,213
1,400	Viasys Healthcare, Inc. (b)	20,846

		29,059

	Hotels & Lodging -- 0.4%
133	Mandalay Resort Group (b)	4,071
240	MGM Grand, Inc. (b)	7,913

		11,984

	Household Products -- 1.2%
120	Church & Dwight Co., Inc.	3,652
900	Ferro Corp.	21,986
257	Leggett & Platt, Inc.	5,767
130	Whirlpool Corp.	6,789

		38,194

	Insurance -- 4.4%
100	Allmerica Financial Corp.	1,010
300	Erie Indemnity, Class A	10,878
435	Fidelity National Financial, Inc.	14,281
630	Nationwide Financial Services, Inc.	18,050
233	Old Republic International Corp.	6,524
443	PMI Group, Inc.	13,308
623	Protective Life Corp.	17,145
179	Radian Group, Inc.	6,650
727	Torchmark Corp.	26,556
1,300	Unumprovident Corp.	22,802

		137,204

	Lasers - Systems/Components -- 0.2%
340	Coherent, Inc. (b)	6,783

COMMON STOCKS -- (continued)
	Leisure -- 0.7%
300	Brunswick Corp.	$ 5,958
485	Callaway Golf Co.	6,426
482	Royal Caribbean Cruises Ltd.	8,050

		20,434

	Machinery -- 3.1%
200	AGCO Corp.	4,420
100	AptarGroup, Inc.	3,124
205	Donaldson Co., Inc.	7,380
1,000	Kadant, Inc. (b)	15,000
719	Kennametal, Inc.	24,791
536	Parker Hannifin Corp.	24,726
384	Tecumseh Products Co. Class A	16,946

		96,387

	Measuring Devices -- 1.2%
94	FLIR Systems, Inc. (b)	4,587
100	PerkinElmer, Inc.	825
407	Tektronix, Inc. (b)	7,403
989	Thermo Electron Corp. (b)	19,899
400	Trimble Navigation Ltd. (b)	4,996

		37,710

	Medical & Medical Services -- 3.6%
479	AmeriPath, Inc. (b)	10,299
200	Coventry Health Care, Inc. (b)	5,806
509	Health Management Associates, Inc.	9,111
333	Lincare Holdings, Inc. (b)	10,529
484	Ocular Sciences, Inc. (b)	7,512
604	Orthodontic Centers of America, Inc. (b)	6,590
520	Owens & Minor, Inc.	8,538
200	Oxford Health Plans, Inc. (b)	7,290
400	Pediatrix Medical Group, Inc. (b)	16,023
133	PolyMedica, Corp. (b)	4,102
500	Respironics, Inc. (b)	15,216
304	St. Jude Medical, Inc. (b)	12,075

		113,091

	Medical Instruments -- 0.8%
100	Apogent Technologies, Inc. (b)	2,080
400	ArthroCare Corp. (b)	3,940
500	Beckman Coulter, Inc.	14,760
200	Datascope Corp.	4,960

		25,740

	Metal Processors & Fabrication -- 1.0%
1,300	Precision Castparts Corp.	31,525

	Miscellaneous Business Services -- 2.9%
100	Cadence Design Systems, Inc. (b)	1,179
600	EMCOR Group, Inc. (b)	31,806
600	GTECH Holdings Corp. (b)	16,716
452	NCO Group, Inc. (b)	7,209
183	Overture Services, Inc. (b)	4,998
600	Ryder System, Inc.	13,464
400	Symantec Corp. (b)	16,204

		91,576

	Office Equipment & Supplies -- 0.1%
200	John H. Harland Co.	$ 4,426

	Oil & Gas - Exploration & Production -- 1.0%
600	Suncor Energy, Inc.	9,402
400	Unocal Corp.	12,232
600	Varco International, Inc. (b)	10,440

		32,074

	Oil Equipment & Services -- 0.3%
207	Weatherford International, Inc. (b)	8,266

	Paper & Paper Products -- 1.4%
1,200	Rock-Tenn Co.	16,176
1,500	Smurfit-Stone Container Corp. (b)	23,086
249	Sonoco Products Co.	5,710

		44,972

	Personal Products -- 0.8%
1,400	NBTY, Inc. (b)	24,612

	Petroleum & Petroleum Products -- 3.8%
75	Apache Corp.	4,274
558	Chesapeake Energy Corp.	4,319
524	Equitable Resources, Inc.	18,361
300	Forest Oil Corp. (b)	8,295
100	Helmerich & Payne, Inc.	2,791
100	Kerr-Mcgee Corp.	4,430
200	Ocean Energy, Inc.	3,994
1,400	Patina Oil & Gas Corp.	44,310
769	Tidewater, Inc.	23,916
243	Unit Corp. (b)	4,508

		119,198

	Petroleum Refining -- 0.9%
100	Ashland, Inc.	2,853
200	Murphy Oil Corp.	8,570
409	Valero Energy Corp.	15,108

		26,531

	Pharmacy Services -- 0.5%
300	Express Scripts, Inc. Class A (b)	14,412

	Pipelines -- 0.4%
300	Enbridge Energy Partners LP	12,645

	Pollution Control -- 0.1%
279	Pall Corp.	4,654

	Primary Batteries, Dry & Wet -- 0.6%
1,300	Rayovac Corp. (b)	17,329

	Printing & Publishing -- 2.1%
300	Banta Corp.	9,381
192	Harte-Hanks, Inc.	3,585
1,168	Paxar Corp. (b)	17,228
1,000	R.R. Donnelley & Sons Co.	21,770
193	Readers Digest Association, Inc., Class A	2,914
305	Scholastic Corp. (b)	10,965

		65,843

COMMON STOCKS -- (continued)
	Real Estate Investment Trust -- 0.3%
227	LNR Property Corp.	$ 8,036

	Recreational Vehicles & Boats -- 0.3%
174	Polaris Industries, Inc.	10,196

	Refrigeration & Heating Equipment -- 0.1%
50	American Standard Companies, Inc. (b)	3,557

	Restaurants -- 1.6%
158	Applebee's International, Inc.	3,664
700	Darden Restaurants, Inc.	14,315
300	Lone Star Steakhouse & Saloon, Inc.	5,802
100	Outback Steakhouse, Inc.	3,444
400	Papa John's International, Inc. (b)	11,152
178	Ruby Tuesday, Inc.	3,078
300	Wendy's International, Inc.	8,121

		49,576

	Retail -- 4.7%
249	Abercrombie & Fitch Co. Class A (b)	5,095
500	AnnTaylor Stores Corp. (b)	10,210
330	Brinker International, Inc. (b)	10,643
185	CDW Computer Centers, Inc. (b)	8,112
100	Family Dollar Stores, Inc.	3,121
700	Furniture Brands International, Inc. (b)	16,694
217	Michael Stores, Inc. (b)	6,792
400	Nieman Marcus Group, Inc. (b)	12,156
379	Nordstrom, Inc.	7,190
159	Payless Shoesource, Inc. (b)	8,184
500	RARE Hospitality International, Inc. (b)	13,810
1,000	Sonic Automotive, Inc. (b)	14,870
600	Sonic Corp. (b)	12,294
640	Viad Corp.	14,304
100	Zale Corp. (b)	3,190

		146,665

	Semiconductor Equipment -- 1.4%
100	DuPont Photomasks, Inc. (b)	2,325
2,000	ESS Technology, Inc. (b)	12,580
578	Imation Corp. (b)	20,277
292	International Rectifier Corp. (b)	5,390
117	Varian Semiconductor Equipment, Inc. (b)	2,780

		43,352

	Steel -- 0.4%
400	AK Steel Holding Corp. (b)	3,200
231	Engelhard Corp.	5,162
285	Maverick Tube Corp. (b)	3,714

		12,076

	Telephone & Telecommunications -- 1.5%
507	CenturyTel, Inc.	14,896
500	Ciena Corp. (b)	2,570
400	Commonwealth Telephone Enterprises, Inc. (b)	14,336
109	Telephone & Data Systems, Inc.	5,125
445	UTStarcom, Inc. (b)	8,824

		45,751

	Tires & Tubes -- 0.4%
387	Cooper Tire & Rubber Co.	$ 5,937
200	Goodyear Tire & Rubber Co.	1,362
200	The B.F. Goodrich Co.	3,664

		10,963

	Tools & Accessories -- 0.7%
500	Snap-On, Inc.	14,055
193	The Stanley Works	6,674

		20,729

	Toys -- 0.1%
400	Hasbro, Inc.	4,620

	Transport - Marine -- 0.7%
754	Kirby Corp. (b)	20,652

	Wholesale Distribution -- 0.6%
200	AmerisourceBergen Corp.	10,862
100	BorgWarner, Inc.	5,042
100	Performance Food Group Co. (b)	3,396

		19,300

	Total Common Stocks (Cost $2,951,631)	2,727,991

MUTUAL FUNDS -- 3.3%
	Exchange Traded Funds -- 3.3%
500	ISHARES S&P MIDCAP 400	43,060
752	Midcap SPDR Trust Series I	59,145

	Total Mutual Funds (Cost $110,009)	102,205

CASH EQUIVALENT -- 7.4%
229,234	Huntington Money Market Fund, Interfund Class*	229,234

	Total Cash Equivalent (Cost $229,234)	229,234

	Total (Cost $3,290,874) (a)	$ 3,059,430

Huntington VA New Economy Fund

Portfolio of Investments
December 31, 2002

Shares		Value
COMMON STOCKS -- 91.9%
	Advertising Sales -- 0.9%
200	Lamar Advertising Co. (b)	$ 6,730

	Aerospace/Defense -- 0.9%
70	Lockheed Martin Corp.	4,043
27	Northrop Grumman Corp.	2,598

		6,641

	Airlines -- 0.1%
80	SkyWest, Inc.	1,046

	Amusement & Recreation Services -- 0.5%
252	Aztar Corp. (b)	3,599

	Apparel & Textiles -- 2.2%
130	Fossil, Inc. (b)	2,644
56	G & K Services, Inc., Class A	1,982
50	Jones Apparel Group, Inc. (b)	1,772
110	K-Swiss, Inc., Class S	2,388
70	Liz Claiborne, Inc.	2,076
142	Reebok International Ltd. (b)	4,175
93	UniFirst Corp.	1,879

		16,916

	Auto/Truck Parts & Equipment -- 1.5%
90	Autoliv, Inc.	1,884
45	Group 1 Automotive, Inc. (b)	1,075
23	Johnson Controls, Inc.	1,844
54	Lear Corp. (b)	1,797
36	Magna International, Inc.	2,021
52	PACCAR, Inc.	2,398

		11,019

	Banks -- 4.7%
40	Bank of Hawaii Corp.	1,216
80	Countrywide Credit Industries, Inc.	4,131
100	Dime Community Bancshares	1,915
76	GreenPoint Financial Corp.	3,434
80	Independence Community Bank Corp.	2,030
65	MB Financial, Inc.	2,261
39	New York Community Bancorp, Inc.	1,126
36	North Fork Bancorporation, Inc.	1,215
74	R & G Financial Corp., Class B	1,721
106	Regions Financial Corp.	3,536
163	SouthTrust Corp.	4,051
130	Sovereign Bancorp	1,827
38	UCBH Holdings, Inc.	1,613
112	Washington Mutual, Inc.	3,867
40	Webster Financial Corp.	1,392

		35,335

	Batteries/ Battery Systems -- 0.8%
210	Energizer Holdings, Inc. (b)	5,859

	Beer, Wine, & Distilled Beverages -- 0.2%
30	Adolph Coors Co., Class B	1,838

	Building & Construction -- 3.9%
95	Centex Corp.	4,768
81	Clayton Homes, Inc.	987
206	D. R. Horton, Inc.	3,574
50	KB Home	2,143
	Building & Construction -- (continued)
40	Lafarge North America Corp.	$ 1,314
50	Lennar Corp.	2,580
62	M/I Schottenstein Homes, Inc.	1,724
60	MDC Holdings, Inc.	2,296
7	NVR, Inc. (b)	2,279
54	Ryland Group, Inc.	1,801
130	Simpson Manufacturing Co., Inc. (b)	4,276
80	Standard-Pacific Corp.	1,980

		29,722

	Chemicals -- 1.0%
100	A. Schulman, Inc.	1,861
105	Airgas, Inc. (b)	1,811
70	Albemarle Corp.	1,991
70	Cytec Industries, Inc. (b)	1,910

		7,573

	Commercial Services & Supplies -- 1.8%
68	Cendant Corp. (b)	713
54	ChoicePoint, Inc. (b)	2,132
104	Concord EFS, Inc. (b)	1,637
132	Interactive Data Corp. (b)	1,815
270	StarTek (b)	7,452

		13,749

	Communications Equipment -- 0.5%
80	L-3 Communications Corp. (b)	3,593

	Computer Services -- 3.3%
230	Carreker-Antinori, Inc. (b)	1,042
247	Intergraph Corp. (b)	4,387
580	Pinnacle Systems, Inc. (b)	7,894
100	Pixar Animation Studios Corp. (b)	5,299
147	Sungard Data Systems, Inc. (b)	3,463
138	Syntel, Inc. (b)	2,899

		24,984

	Computers, Peripherals & Software -- 1.4%
259	Activision, Inc. (b)	3,779
74	JDA Software Group, Inc. (b)	715
270	Take-Two Interactive Software, Inc. (b)	6,342

		10,836

	Consumer Products -- 0.5%
80	The Scotts Co. (b)	3,923

	Crude Petroleum & Natural Gas -- 0.8%
200	PATTERSON-UTI Energy, Inc. (b)	6,034

	Data Processing/Management -- 1.0%
510	Acxiom Corp. (b)	7,844

	Distribution/Wholesale -- 1.0%
200	Fastenal Co.	7,478

	Diversified Operations -- 2.3%
300	A.O. Smith Corp.	8,103
130	Clarcor, Inc.	4,195
160	Griffon Corp. (b)	2,179
COMMON STOCKS -- (continued)
	Diversified Operations -- (continued)
140	Lydall, Inc. (b)	$ 1,589
100	Walter Industries, Inc.	1,083

		17,149

	E-Commerce & Services -- 1.8%
153	Alloy, Inc. (b)	1,675
52	Expedia, Inc., Class A (b)	3,480
124	GSI Commerce, Inc. (b)	453
33	Hotels.com (b)	1,803
150	Ticketmaster, Class B (b)	3,183
380	WebMD Corp. (b)	3,249

		13,843

	Electronic Components -- 2.0%
70	Benchmark Electronics, Inc. (b)	2,006
85	Electronic Arts, Inc. (b)	4,230
200	Gentex Corp. (b)	6,328
200	Methode Electronics	2,194
860	Viscount Systems, Inc. (b)	112

		14,870

	Electronic Measuring Instruments -- 1.5%
300	Garmin Ltd (b)	8,790
130	Itron, Inc. (b)	2,492

		11,282

	Environmental Services -- 0.2%
50	Stericycle, Inc. (b)	1,619

	Financial Services -- 3.3%
63	Commercial Federal Corp.	1,471
198	Doral Financial Corp.	5,663
190	First American Financial Corp.	4,218
172	First Data Corp.	6,091
30	Golden West Financial Corp.	2,154
140	H & R Block, Inc.	5,628

		25,225

	Food & Beverages -- 3.0%
32	American Italian Pasta Co. (b)	1,151
86	Bob Evans Farms, Inc.	2,008
138	Constellation Brands, Inc. (b)	3,272
80	Dole Food Co.	2,606
110	Fresh Del Monte Produce, Inc.	2,080
90	Sensient Technologies Corp.	2,022
100	Whole Foods Market, Inc. (b)	5,274
188	YUM! Brands, Inc. (b)	4,554

		22,967

	Freight Transportation -- 0.2%
120	Airborne, Inc.	1,780

	Gambling -- 0.8%
78	Ameristar Casinos, Inc. (b)	1,100
83	Argosy Gaming Co. (b)	1,571
111	Isle of Capris Casinos, Inc. (b)	1,470
112	Penn National Gaming, Inc. (b)	1,776

		5,917

	Glass Containers -- 0.5%
80	Ball Corp.	$ 4,095

	Health Services -- 5.3%
300	First Health Group Corp. (b)	7,305
80	HCA-The Healthcare Co.	3,320
290	Humana, Inc. (b)	2,900
60	Mid Atlantic Medical Services, Inc. (b)	1,944
160	PacifiCare Health Systems, Inc. (b)	4,496
200	Patterson Dental Co. (b)	8,748
120	Renal Care Group, Inc. (b)	3,797
90	Sierra Health Services, Inc. (b)	1,081
100	Triad Hospitals, Inc. (b)	2,983
50	Wellpoint Health Networks (b)	3,558

		40,132

	Hotels & Lodging -- 0.8%
214	La Quinta Corp. (b)	942
80	Mandalay Resort Group (b)	2,448
70	MGM Grand, Inc. (b)	2,308

		5,698

	Household Furnishings -- 0.4%
29	American Woodmark Corp.	1,378
80	La-Z-Boy, Inc.	1,918

		3,296

	Household Products -- 0.2%
23	Whirlpool Corp.	1,201

	Insurance -- 2.5%
70	AFLAC, Inc.	2,108
60	Fidelity National Financial, Inc.	1,970
61	Loews Corp.	2,712
130	Old Republic International Corp.	3,640
130	Protective Life Corp.	3,578
57	UnitedHealth Group, Inc.	4,759

		18,767

	Leisure -- 0.3%
120	Royal Caribbean Cruises Ltd.	2,004

	Linen Supply -- 0.3%
120	Angelica Corp.	2,478

	Machinery -- 1.3%
290	AGCO Corp.	6,409
63	Albany International Corp., Class A	1,302
160	Lennox International, Inc.	2,008

		9,719

	Measuring Devices -- 0.2%
36	FLIR Systems, Inc. (b)	1,757

	Medical & Medical Services -- 8.1%
60	Aetna US Healthcare, Inc.	2,467
170	Apria Healthcare Group, Inc. (b)	3,781
72	Becton, Dickinson & Co.	2,210
44	Bio-Rad Laboratories, Inc. Class A (b)	1,703
77	Caremark Rx, Inc. (b)	1,251
190	Conmed Corp. (b)	3,722
60	Coventry Health Care, Inc. (b)	1,742
190	Curative Health Services, Inc. (b)	3,278
COMMON STOCKS -- (continued)
	Medical & Medical Services -- (continued)
70	DaVita, Inc. (b)	$ 1,727
200	Dentsply International, Inc.	7,440
36	Diagnostic Products Corp.	1,390
200	Henry Schein, Inc. (b)	8,999
256	Hologic, Inc. (b)	3,126
63	Johnson & Johnson, Inc.	3,384
60	Medtronic, Inc.	2,736
59	Ocular Sciences, Inc. (b)	916
34	Pediatrix Medical Group, Inc. (b)	1,362
38	Pharmaceutical Resources, Inc. (b)	1,132
40	St. Jude Medical, Inc. (b)	1,589
68	STERIS Corp. (b)	1,649
43	Tenet Healthcare Corp. (b)	705
112	Varian Medical Systems, Inc. (b)	5,555

		61,864

	Metals & Mining -- 1.1%
75	Barrick Gold Corp.	1,156
110	Commercial Metals Co.	1,786
180	Freeport-McMoran Copper & Gold, Inc. Class B (b)	3,021
120	Timken Co.	2,292

		8,255

	Miscellaneous Business Services -- 4.6%
48	Action Performance Companies, Inc.	912
42	Deluxe Corp.	1,768
106	EMCOR Group, Inc. (b)	5,619
137	Fair Issac & Co., Inc.	5,850
212	GTECH Holdings Corp. (b)	5,907
100	New England Business Services, Inc.	2,440
59	Overture Services, Inc. (b)	1,611
160	Ryder System, Inc.	3,590
70	Symantec Corp. (b)	2,836
460	US Oncology, Inc. (b)	3,988

		34,521

	Office Equipment & Supplies -- 0.4%
57	John H. Harland Co.	1,261
80	Standard Register Co.	1,440

		2,701

	Oil Company - Exploration & Production -- 2.0%
130	Occidental Petroleum Corp.	3,699
120	Pogo Producing Co.	4,470
110	Varco International, Inc. (b)	1,914
190	Xto Energy, Inc.	4,693

		14,776

	Paper & Paper Products -- 0.2%
130	Rock-Tenn Co.	1,752

	Personal Products -- 0.2%
83	NBTY, Inc. (b)	1,459

	Professional Services -- 0.5%
46	Apollo Group, Inc. (b)	2,024
30	Strayer Education, Inc.	1,725

		3,749

	Railroad Transportation -- 0.1%
34	CSX Corp.	$ 963

	Raw Materials -- 0.2%
80	Cleveland Cliffs, Inc.	1,588

	Real Estate Investment Trust -- 0.6%
100	Annaly Mortgage Management, Inc.	1,880
38	LNR Property Corp.	1,345
102	Ventas, Inc.	1,168

		4,393

	Recreation & Utility Trailer Dealers -- 0.8%
82	Thor Industries, Inc.	2,823
83	Winnebago Industries, Inc.	3,256

		6,079

	Restaurants -- 1.3%
69	Applebee's International, Inc.	1,600
84	Cracker Barrel Group, Inc.	2,530
98	Landry's Seafood Restaurants, Inc.	2,082
120	Lone Star Steakhouse & Saloon, Inc.	2,321
128	Ryan Family Steak Houses, Inc. (b)	1,453

		9,986

	Retail -- 7.0%
90	AnnTaylor Stores Corp. (b)	1,838
117	AutoNation, Inc. (b)	1,470
77	Bed Bath & Beyond, Inc. (b)	2,658
83	Borders Group, Inc. (b)	1,336
26	Carmax, Inc. (b)	465
34	CDW Computer Centers, Inc. (b)	1,491
104	Chico's FAS, Inc. (b)	1,967
83	Circuit City Stores, Inc.	616
90	Dillards Department Stores, Inc.	1,427
38	Family Dollar Stores, Inc.	1,186
58	Fred's, Inc.	1,491
70	Furniture Brands International, Inc. (b)	1,670
187	Hancock Fabrics, Inc.	2,851
62	Hot Topic, Inc. (b)	1,419
69	Lowe's Cos., Inc.	2,588
84	Micheal Stores, Inc. (b)	2,629
45	O'Reilly Automotive, Inc. (b)	1,138
116	Office Depot, Inc. (b)	1,712
100	Pep Boys-Manny, Moe & Jack	1,160
338	PETsMART, Inc. (b)	5,789
95	Pier 1 Imports, Inc.	1,798
80	RARE Hospitality International, Inc. (b)	2,210
88	Regis Corp.	2,287
69	Ross Stores, Inc.	2,924
130	Shopko Stores, Inc. (b)	1,619
97	Sonic Automotive, Inc. (b)	1,442
170	TBC Corp. (b)	2,042
95	Tuesday Morning Corp. (b)	1,625

		52,848

	Schools -- 1.1%
200	Career Education Corp. (b)	8,000

COMMON STOCKS -- (continued)
	Semiconductor Equipment -- 1.3%
250	ESS Technology, Inc. (b)	$ 1,573
180	Imation Corp. (b)	6,314
135	Zoran Corp. (b)	1,899

		9,786

	Software -- 3.2%
459	Acclaim Entertainment, Inc. (b)	303
145	Concord Communications, Inc. (b)	1,304
370	Hyperion Solutions Corp. (b)	9,497
280	Inter-Tel, Inc.	5,855
160	Intuit, Inc. (b)	7,507

		24,466

	Steel -- 1.2%
95	AK Steel Holding Corp. (b)	760
70	Quanex Corp.	2,345
140	Steel Technologies	2,374
220	Worthington Industries, Inc.	3,353

		8,832

	Tires & Tubes -- 0.2%
120	Cooper Tire & Rubber Co.	1,841

	Tools & Accessories -- 0.2%
34	The Stanley Works	1,176

	Toys & Games -- 0.2%
74	Mattel, Inc.	1,417

	Transportation Services -- 2.4%
200	C.H. Robinson Worldwide, Inc.	6,240
200	Expeditors International of Washington, Inc.	6,530
75	Heartland Express, Inc. (b)	1,718
59	J.B. Hunt Transport Services, Inc. (b)	1,729
50	Roadway Express, Inc.	1,841

		18,058

	Video Tape Rental -- 0.3%
128	Hollywood Entertainment Corp. (b)	1,933

	Wholesale Distribution -- 0.4%
27	AmerisourceBergen Corp.	1,466
30	BorgWarner, Inc.	1,513

		2,979

	Woven Carpets and Rugs -- 0.4%
51	Mohawk Industries, Inc. (b)	2,904

	Total Common Stocks (Cost $713,186)	694,844

CASH EQUIVALENT -- 7.9%
59,435	Huntington Money Market Fund, Interfund class*	59,435

	Total Cash Equivalent (Cost $59,435)	59,435

	Total (Cost $772,621) (a)	$ 754,279

Huntington VA Funds

Notes to Portfolio of Investments

(a) See notes to financial statements for unrealized appreciation (depreciation) of securities.

(b) Non-income producing security.

* Investment in affiliate.

The categories of investments are shown as a percentage of net assets.

The following abbreviations are used in the Portfolio of Investments:

ADR	--	American Depositary Receipt
SPDR	--	Standard & Poor's Depositary Receipt

Huntington VA Funds

Statements of Assets and Liabilities

December 31, 2002

	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA Rotating Index Fund	Huntington VA Dividend Capture Fund	Huntington VA MidCorp America Fund	Huntington VA New Economy Fund
Assets:
Investments, at value	$3,627,419	$8,621,991	$926,148	$3,363,378	$3,059,430	$754,279
Cash	28,635	80,549	5,130	45,042	49,841	2,409
Income receivable	4,348	22,418	78	19,342	1,727	483
Receivable from adviser	1,263	6,496	341	1,074	1,590	73
Prepaid expenses and other assets	34	73	18	44	38	9

Total assets	3,661,699	8,731,527	931,715	3,428,880	3,112,626	757,253

Liabilities:
Payable for investments purchased	--	--	--	25,300	--	--
Accrued expenses and other payables
Investment adviser fees	1,805	4,299	415	1,555	1,472	374
Administration fees	226	537	52	194	184	47
Sub-Administration fees	180	430	42	156	147	37
Custodian fees	78	186	18	67	64	16
Portfolio accounting fees	182	344	143	144	183	125
Other	5,642	13,815	1,374	5,091	4,673	1,186

Total liabilities	8,113	19,611	2,044	32,507	6,723	1,785

Net Assets	$3,653,586	$8,711,916	$929,671	$3,396,373	$3,105,903	$755,468

Net Assets Consists of:
Paid in capital	$4,083,971	$9,539,600	$984,152	$3,442,295	$3,330,838	$788,287
Net unrealized appreciation (depreciation) of investments	(420,806)	(398,523)	(36,414)	(26,095)	(231,444)	(18,342)
Accumulated net realized gain (loss) on investments	(10,381)	(432,347)	(18,067)	(35,256)	6,509	(14,477)
Accumulated net investment income (loss)	802	3,186	--	15,429	--	--

Total Net Assets	$3,653,586	$8,711,916	$929,671	$3,396,373	$3,105,903	$755,468

Shares Outstanding	499,419	981,603	104,866	346,051	320,075	80,300

Net Asset Value Per Share
(Net asset value, offering and redemption price per share)	$7.32	$8.88	$8.87	$9.81	$9.70	$9.41

Investments, at cost	$4,048,225	$9,020,514	$962,562	$3,389,473	$3,290,874	$772,621

Huntington VA Funds

Statements of Operations

Year Ended December 31, 2002

	Huntington VA Growth Fund	Huntington VA Income Equity Fund	Huntington VA Rotating Index Fund	Huntington VA Dividend Capture Fund	Huntington VA Mid Corp America Fund	Huntington VA New Economy Fund
Investment Income:
Dividends	$21,789	$227,979	$4,298	$90,813	$15,093	$3,132
Interest	939	17,858	122	277	618	126

Total investment income	22,728	245,837	4,420	91,090	15,711	3,258

Expenses:
Investment adviser fees	11,654	37,647	2,624	7,790	9,002	2,547
Administration fees	1,457	4,706	328	974	1,125	318
Sub-Administration fees	1,165	3,765	262	779	900	255
Custodian fees	506	1,632	114	338	390	114
Transfer and dividend disbursing agent fees and expenses	1,564	3,187	1,599	1,974	1,718	1,674
Directors' fees	1,624	6,284	2,507	2,612	2,802	2,086
Auditing fees	2,715	306	2,856	3,073	3,087	2,862
Legal fees	5,027	12,086	2,816	5,084	5,687	2,702
Portfolio accounting fees	1,445	3,297	1,081	1,417	1,558	1,214
Printing and postage	2,734	15,945	536	3,765	4,437	208
Other	2,515	11,371	1,182	3,852	2,963	2,281

Total expenses	32,406	100,226	15,905	31,658	33,669	16,261

Reimbursements from adviser	(12,481)	(30,795)	(10,625)	(17,101)	(16,433)	(11,114)

Net expenses	19,925	69,431	5,280	14,557	17,236	5,147

Net investment income (loss)	2,803	176,406	(860)	76,533	(1,525)	(1,889)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(9,499)	(298,590)	(18,067)	(34,959)	8,034	(14,436)
Net change in unrealized appreciation/depreciation of investments	(409,698)	(577,399)	(45,501)	(29,177)	(256,055)	(37,336)

Net realized and unrealized gain (loss) on investments	(419,197)	(875,989)	(63,568)	(64,136)	(248,021)	(51,772)

Change in net assets resulting from operations	$(416,394)	$(699,583)	$(64,428)	$12,397	$(249,546)	$(53,661)

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Growth Fund		Huntington VA Income Equity Fund		Huntington VA Rotating Index Fund
	Year Ended Dec. 31, 2002	Period Ended Dec. 31, 2001(1)	Year Ended Dec. 31, 2002	Year Ended Dec. 31, 2001	Year Ended Dec. 31, 2002	Period Ended Dec. 31, 2001(2)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$2,803	$(1,925)	$176,406	$73,986	$(860)	$(90)
Net realized gain (loss) on investments	(9,499)	(882)	(298,590)	(65,969)	(18,067)	--
Net change in unrealized appreciation/depreciation of investments	(409,698)	(11,108)	(577,399)	30,914	(45,501)	9,087

Change in net assets resulting from operations	(416,394)	(13,915)	(699,583)	38,931	(64,428)	8,997

Distributions to Shareholders:
From net investment income	(2,001)	--	(173,220)	(79,976)	--	--
Tax return of capital	--	--	--	(3,747)	--	--

Change in net assets resulting from distributions to shareholders	(2,001)	--	(173,220)	(83,723)	--	--

Share Transactions:
Proceeds from sales of shares	3,672,461	449,672	5,159,774	2,017,141	850,534	201,100
Distributions reinvested	2,001	--	173,220	83,723	--	--
Cost of shares redeemed	(36,853)	(1,385)	(200,915)	(1,119,596)	(66,532)	--

Change in net assets resulting from share transactions	3,637,609	448,287	5,132,079	981,268	784,002	201,100

Change in net assets	3,219,214	434,372	4,259,276	936,476	719,574	210,097
Net Assets:
Beginning of period	434,372	--	4,452,640	3,516,164	210,097	--

End of period	$3,653,586	$434,372	$8,711,916	$4,452,640	$929,671	$210,097

Accumulated net investment income (loss) included in net assets at end of period	$802	$--	$3,186	$--	$(860)	$--

(1) The Fund commenced operations (also referred to as "Start of Performance") on May 1, 2001.

(2) The Fund commenced operations (also referred to as "Start of Performance") on October 15, 2001.

Huntington VA Funds

Statements of Changes in Net Assets

	Huntington VA Dividend Capture Fund		Huntington VA Mid Corp America Fund		Huntington VA New Economy Fund
	Year Ended Dec. 31, 2002	Period Ended Dec. 31, 2001(1)	Year Ended Dec. 31, 2002	Period Ended Dec. 31, 2001(1)	Year Ended Dec. 31, 2002	Period Ended Dec. 31, 2001(1)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$ 76,533	$2,238	$(1,525)	$(393)	$(1,889)	$(528)
Net realized gain (loss) on investments	(34,959)	(330)	8,034	449	(14,436)	(41)
Net change in unrealized appreciation/depreciation of investments	(29,177)	3,082	(256,055)	24,611	(37,336)	18,994

Change in net assets resulting from operations	12,397	4,990	(249,546)	24,667	(53,661)	18,425

Distributions to Shareholders:
From net investment income	(62,054)	(1,255)	--	--	--	--
From net realized gains	--	--	(56)	--	--	--

Change in net assets resulting from distributions to shareholders	(62,054)	(1,255)	(56)	--	--	--

Share Transactions:
Proceeds from sales of shares	3,250,384	214,833	3,163,014	263,833	639,984	209,330
Distributions reinvested	62,054	1,255	56	--	--	--
Cost of shares redeemed	(86,231)	--	(96,065)	--	(58,610)	--

Change in net assets resulting from share transactions	3,226,207	216,088	3,067,005	263,833	581,374	209,330

Change in net assets	3,176,550	219,823	2,817,403	288,500	527,713	227,755
Net Assets:
Beginning of period	219,823	--	288,500	--	227,755	--

End of period	$3,396,373	$219,823	$3,105,903	$288,500	$755,468	$227,755

Accumulated net investment income (loss) included in net assets at end of period	$15,462	$983	$(1,525)	$--	$(1,889)	$--

(1) The Fund commenced operations (also referred to as "Start of Performance") on October 15, 2001.

Huntington VA Funds

Financial Highlights

(For a share outstanding throughout each period)

Year ended December 31,

	Net Asset Value, Beginning of Period

		Net Investment Income (Loss)

			Net Realized and Unrealized Gain (Loss) on Investments

				Total from Investment Operations

					Distributions from Net Investment Income

						Return of Capital Distributions(1)
Huntington VA Growth Fund
2001(4)

	$10.00	(0.04)	(0.74)	(0.78)	--	--
2002

	$9.22	--	(1.90)	(1.90)	--	--
Huntington VA Income Equity Fund
1999(5)

	$10.00	0.06	(0.13)	(0.07)	(0.05)	(0.04)
2000

	$9.84	0.33	0.23	0.56	(0.33)	--
2001

	$10.07	0.18	0.06	0.24	(0.20)	(0.01)
2002

	$10.10	0.23	(1.22)	(0.99)	(0.23)	--
Huntington VA Rotating Index Fund
2001(6)

	$10.00	--	0.45	0.45	--	--
2002

	$10.45	(0.01)	(1.57)	(1.58)	--	--
Huntington VA Dividend Capture Fund
2001(6)

	$10.00	0.14	0.10	0.24	(0.09)	--
2002

	$10.15	0.33	(0.33)	--	(0.34)	--
Huntington VA Mid Corp America Fund
2001(6)

	$10.00	(0.02)	1.17	1.15	--	--
2002

	$11.15	--	(1.45)	(1.45)	--	--
Huntington VA New Economy Fund
2001(6)

	$10.00	(0.03)	0.93	0.90	--	--
2002	$10.90	(0.02)	(1.47)	(1.49)	--	--

(1) Represents a return of capital for federal income tax purposes.

(2) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(3) This expense decrease is reflected in both the expense and net investment income ratios.

(4) Reflects operations for the period from May 1, 2001 (commencement of operations) to December 31, 2001.

(5) Reflects operations for the period from October 21, 1999 (commencement of operations) to December 31, 1999.

(6) Reflects operations for the period from October 15, 2001 (commencement of operations) to December 31, 2001.

(7) Computed on annualized basis.

(8) Does not include the effect of expenses of underlying funds.

Huntington VA Funds

Financial Highlights (continued)

(For a share outstanding throughout each period)

			Ratios to Average Net Assets
Total Distributions
	Net Asset Value, End of Period
		Total Return(2)

			Net Expenses

					Net Investment Income

							Expense Waiver/ Reimbursement(3)

									Net Assets, End of Period (000 omitted)

										Portfolio Turnover Rate

--	$9.22

		(7.80)%	2.00	%(7)	1.11	%(7)	14.85	%(7)	$434	0%
--	$7.32

		(20.56)%	1.02%		0.14%		0.64%		$3,654	2%

(0.09)	$9.84

		(0.72)%	0.77	%(7)	4.30	%(7)	10.08	%(7)	$2,221	0%
(0.33)	$10.07

		5.85%	0.77%		3.66%		1.47%		$3,516	6%
(0.21)	$10.10

		2.34%	1.91%		1.76%		0.15%		$4,453	38%
(0.23)	$8.88

		(9.96)%	1.11%		2.81%		0.49%		$8,712	4%

--	$10.45

		4.50%	2.00	%(7)(8)	(0.21	)%(7)	16.20	%(7)	$210	0%
--	$8.87

		(15.12)%	1.21	%(8)	(0.20)%		2.42%		$930	113%

(0.09)	$10.15

		2.44%	2.00	%(7)	5.25	%(7)	15.47	%(7)	$220	12%
(0.34)	$9.81

		(0.05)%	1.12%		5.89%		1.31%		$3,396	70%

--	$11.15

		11.50%	2.00	%(7)	(0.85	)%(7)	15.87	%(7)	$289	3%
--	$9.70

		(13.00)%	1.15%		(0.10)%		1.09%		$3,106	3%

--	$10.90

		9.00%	2.00	%(7)	(1.20	)%(7)	15.91	%(7)	$228	0%
--	$9.41	(13.67)%	1.21%		(0.44)%		2.62%		$755	20%

Huntington VA Funds

Notes to Financial Statements

December 31, 2002

(1) Organization

Huntington VA Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust operates six separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (each individually referred to as a "Fund," or collectively as the "Funds"):

Huntington VA Growth Fund (VA Growth Fund)
Huntington VA Income Equity Fund (VA Income Equity Fund)
Huntington VA Rotating Index Fund (VA Rotating Index Fund)
Huntington VA Dividend Capture Fund (VA Dividend Capture Fund)
Huntington VA Mid Corp America Fund (VA Mid Corp America Fund)
Huntington VA New Economy Fund (VA New Economy Fund)

The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Funds are not offered directly to the public, but sold only to Hartford Life Insurance Company's separate accounts in connection with the Huntington Director, Huntington Director Outlook and Hartford Huntington Leaders Outlook variable contracts and policies.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

A. Investment Valuations

Investments in securities traded on a national securities exchange or reported on the NADSAQ National Market System are valued at the last reported sales price on the principal exchange as furnished by an independent pricing service on the day of valuation. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities not included in the NASDAQ National Market System, investment securities are valued at a bid price furnished by the independent pricing service. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value. Investments in other open-end investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

B. Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

C. Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various Funds or all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

D. Federal Taxes

It is the policy of each Fund to qualify or continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Tax cost of securities differs from cost for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal tax purposes.

As of December 31, 2002, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
VA Growth Fund	$ 4,048,225	$ 41,531	$ (462,337)	$ (420,806)
VA Income Equity Fund	9,020,514	497,994	(896,517)	(398,523)
VA Rotating Index Fund	962,562	10,858	(58,892)	(48,124)
VA Dividend Capture Fund	3,389,473	70,010	(105,950)	(35,940)
VA Mid Corp America Fund	3,290,874	77,469	(308,913)	(231,444)
VA New Economy Fund	772,621	45,439	(63,781)	(18,342)

As of December 31, 2002, for Federal income tax purposes, the following Funds have capital loss carryforwards available to offset future capital gains, if any to the extent provided by the U.S. Treasury regulations:

Fund	Amount	Expires
VA Growth Fund	$ 882	2009
VA Growth Fund	9,499	2010
VA Income Equity Fund	96	2007
VA Income Equity Fund	67,692	2008
VA Income Equity Fund	65,969	2009
VA Income Equity Fund	298,590	2010
VA Rotating Index Fund	6,357	2010
VA Dividend Capture Fund	297	2009
VA Dividend Capture Fund	25,077	2010
VA New Economy Fund	41	2009
VA New Economy Fund	14,436	2010

E. Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

F. Other

Investment transactions are accounted for on a trade date basis. Securities gains and losses are calculated on the identified cost basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (with no par value). Transactions in capital stock were as follows:

	VA Growth Fund				VA Income Equity Fund
	Year Ended December 31, 2002		Period Ended December 31, 2001(1)		Year Ended December 31, 2002		Year Ended December 31, 2001
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	456,736	$3,672,461	47	$ 450	544,376	$5,159,774	197	$ 2,017
Distributions reinvested	265	2,001	--	--	18,448	173,220	8	84
Shares redeemed	(4,693)	(36,853)	00	(2)	(22,087)	(200,915)	(113)	(1,120)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	452,308	$3,637,609	47	$ 448	540,737	$5,132,079	92	$ 981

	VA Rotating Index Fund				VA Dividend Capture Fund
	Year Ended December 31, 2002		Period Ended December 31, 2001(2)		Year Ended December 31, 2002		Period Ended December 31, 2001(2)
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	91,608	$850,534	20	$ 201	326,916	$3,250,384	22	$ 215
Distributions reinvested	--	--	--	--	6,251	62,054	--	1
Shares redeemed	(6,852)	(66,532)	--	--	(8,781)	(86,231)	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	84,756	$784,002	20	$ 201	324,286	$3,226,207	22	$ 216

	VA Mid Corp America Fund				VA New Economy Fund
	Year Ended December 31, 2002		Period Ended December 31, 2001(2)		Year Ended December 31, 2002		Period Ended December 31, 2001(2)
	Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars
Shares sold	303,785	$3,163,014	26	$ 264	65,509	$639,984	21	$ 209
Distributions reinvested	5	56	--	--	--	--	--	--
Shares redeemed	(9,588)	(96,065)	--	--	(6,104)	(58,610)	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	294,202	$3,067,005	26	$ 264	59,405	$581,374	21	$ 209

(1) The Fund commenced operations (also referred to as "Start of Performance") on May 1, 2001.

(2) The Fund commenced operations (also referred to as "Start of Performance") on October 15, 2001.

(4) Investment Adviser Fee and Other Transactions with Affiliates

Investment Advisory Fee--Huntington Asset Advisors, Inc., a subsidiary of The Huntington National Bank ("Huntington"), serves as the Funds' investment adviser (the "Adviser"). The Adviser receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as listed below.

Fund	Advisory Fee
VA Growth Fund	0.60%
VA Income Equity Fund	0.60%
VA Rotating Index Fund	0.60%
VA Dividend Capture Fund	0.60%
VA Mid Corp America Fund	0.60%
VA New Economy Fund	0.60%

Effective May 1, 2002, the Adviser voluntarily agreed to reimburse certain operating expenses of the Funds in order to limit the total operating expense for the Funds to not more than 1.00% of each Fund's average daily net assets. Prior to May 1, 2002 the total operating expenses for the Funds were limited to not more than 2.00% of each Fund's average daily net assets.

Administrative and Financial Administration Fees--Federated Services Company ("FServ") provides the Funds with certain administrative personnel and services. Huntington currently serves as sub-administrator to the Trust, assisting with the provision of administrative services necessary to operate the Funds. Huntington also serves as financial administrator providing portfolio accounting services to the Funds. Effective May 1, 2002, Huntington sub-contracted certain fund accounting services to BISYS Fund Services Ohio, Inc. The fees paid for administrative and sub-administrative services are based on the level of average aggregate net assets of the Trust for the period.

Transfer and Dividend Disbursing Agent Fees and Expenses--Effective June 10, 2002, Unified Fund Services, Inc. ("Unified") became transfer and dividend disbursing agent for the Funds. Prior to this date State Street Bank and Trust Company provided these services. For its services, Unified receives fees based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--Huntington serves as the Fund's custodian. Huntington's fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain of the Officers of the Trusts are Officers and Directors or Trustees of the above companies.

(5) VA Rotating Index Fund Structure

Due to the net asset level of VA Rotating Index Fund ("Fund"), in accordance with its prospectus, the Fund sought to achieve its investment objectives by investing in other investment companies with similar investment objectives ("Underlying Funds"). As a result, investors in the Fund incurred expenses of both the Fund and Underlying Funds, including transaction costs related to the purchases and sales of Underlying Fund shares.

(6) Investment Transactions

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the fiscal year ended December 31, 2002 were as follows:

Fund	Purchases	Sales
VA Growth Fund	$ 2,991,544	$ 27,294
VA Income Equity Fund	5,117,882	216,603
VA Rotating Index Fund	1,087,237	455,266
VA Dividend Capture Fund	3,856,812	819,665
VA Mid Corp America Fund	2,903,851	36,074
VA New Economy Fund	627,279	72,660

(7) Other Tax Information (unaudited)

The tax character of distributions paid during the fiscal year ended December 31, 2002, was as follows:

	Distributions Paid From
Fund	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
VA Growth Fund	$ 2,001	$ --	$ 2,001	$ --	$ 2,001
VA Income Equity Fund	173,218	--	173,218	--	173,218
VA Rotating Index Fund	--	--	--	--	--
VA Dividend Capture Fund	62,053	--	62,053	--	62,053
VA Mid Corp America Fund	56	--	56	--	56
VA New Economy Fund	--	--	--	--	--

As of December 31, 2002, the components of accumulated earnings (deficit) on a tax basis was as follows:

Fund	Undistributed Tax Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Accumulated Earnings (Deficit)
VA Growth Fund	$ --	$ 802	$ --	$ 802	$ --	$ (10,381)	$ (420,806)	$ (430,385)
VA Income Equity Fund	--	3,186	--	3,186	--	(432,347)	(398,523)	(827,684)
VA Rotating Index Fund	--	--	--	--	--	(6,357)	(48,124)	(54,481)
VA Dividend Capture Fund	--	15,392	--	15,392	--	(25,374)	(35,940)	(45,922)
VA Mid Corp America Fund	--	5,079	1,430	6,509	--	--	(231,444)	(224,935)
VA New Economy Fund	--	--	--	--	--	(14,477)	(18,342)	(32,819)

* The differences between the book-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

For the taxable year ended December 31, 2002, the following percentage of ordinary income dividends paid by the Funds qualify for the dividends received deduction available to corporations:

Fund	Qualified Dividend Income
VA Growth Fund	100%
VA Income Equity Fund	100%
VA Rotating Index Fund	0%
VA Dividend Capture Fund	80%
VA Mid Corp America Fund	0%
VA New Economy Fund	0%

Huntington VA Funds

Independent Auditors' Report

The Shareholders and Board of Trustees of the
Huntington VA Funds:

We have audited the accompanying statements of assets and liabilities of the Huntington VA Growth Fund, Huntington VA Income Equity Fund, Huntington VA Rotating Index Fund, Huntington VA Dividend Capture Fund, Huntington VA Mid Corp America Fund and Huntington VA New Economy Fund (collectively, the Funds), including the schedules of portfolio investments, as of December 31, 2002, and the related statements of operations, and the statements of changes in net assets and the financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds listed above as of December 31, 2002, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP

Columbus, Ohio
February 13, 2003

Huntington VA Funds

Board of Trustees and Trust Officers

The following tables give information about each Board member and the senior officers of the Funds. All of the Huntington VA Funds Board members are Independent. The Huntington VA Fund Complex consists of 6 investment company portfolios. Unless otherwise noted, each Board member oversees all portfolios in the Huntington VA Fund Complex and serves for an indefinite term. The Funds' Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-253-0412.

Independent Trustees Background

Name Birth Date Address Positions Held with Trust Length of Time Served	Principal Occupation(s), Other Directorships Held and Previous Position(s)

David S. Schoedinger Birth Date: November 27, 1942 229 East State Street Columbus, OH TRUSTEE Began serving: June 1999

Principal Occupation: Since 1965, Chairman of the Board, Schoedinger Funeral Service. Since 1987, CEO, Schoedinger Financial Services, Inc. From 1992 to 1993, President, Board of Directors of National Selected Morticians (national trade association for morticians).

Other Directorships Held: The Huntington Funds (18 portfolios).

John M. Shary Birth Date: November 30, 1930 3097 Walden Ravines Columbus, OH TRUSTEE Began serving: June 1999

Principal Occupation: Retired; Formerly: Member, Business Advisory Board, HIE-HEALTHCARE.COM (formerly Hublink, Inc.) (1993-1997) (database integration software); Member, Business Advisory Board, Mind Leaders, Inc. (formerly DPEC - Data Processing Education Corp.) (1993-1996) (data processing education); Member, Business Advisory Board, Miratel Corporation (1993-1995) (research and development firm for CADCAM); Chief Financial Officer of OCLC Online Computer Library Center, Inc. (1978-1993); Member, Board of Directors, Applied Information Technology Research Center (1987-1990); Member, Board of Directors, AIT (1987-1990) technology.

Other Directorships Held: The Huntington Funds (18 portfolios).

Thomas J. Westerfield Birth Date: April 19, 1955 7724 Westwind Cincinnati, OH TRUSTEE Began serving: January 2001	Principal Occupation: Since April 1993, Of Counsel, Cors & Bassett LLC (law firm). Other Directorships Held: The Huntington Funds (18 portfolios).

William R. Wise Birth Date: October 20, 1931 613 Valley Forge Court Westerville, OH TRUSTEE Began serving: June 1999

Principal Occupation: Retired; Formerly, Corporate Director of Financial Services and Treasurer, Children's Hospital, Columbus, Ohio; Associate Executive Director and Treasurer, Children's Hospital, Columbus, Ohio (1985-1989).

Other Directorships Held: The Huntington Funds (18 portfolios).

Huntington VA Funds

Board of Trustees and Trust Officers (continued)

Officers

Name Birth Date Address Positions Held with Trust	Principal Occupation(s) and Previous Position(s)

Daniel B. Benhase Birth Date: November 23, 1959 41 South High Street Columbus, OH PRESIDENT

Principal Occupation: Executive Vice President, Private Financial Group, Huntington Bancshares Incorporated (June 2000 to present).

Previous Positions: Executive Vice President of Firstar Corporation and Firstar Bank, N.A. (prior to June 2000).

Peter J. Germain Birth Date: September 3, 1959 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Principal Occupation: Senior Vice President and Managing Director, Mutual Fund Services, Federated Services Company. Previous Positions: Senior Corporate Counsel, Federated Investors, Inc.

James E. Ostrowski Birth Date: November 13, 1959 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Principal Occupation: Vice President, Federated Services Company

David R. Carson Birth Date: December 18, 1958 3805 Edwards Road, Suite 350 Cincinnati, OH TREASURER

Principal Occupation: Vice President, Private Financial Group, Huntington Bancshares Incorporated (June 2001 to present).

Previous Positions: Senior Trust Officer and Transfer Agency Manager, Firstar Bank, N.A. (prior to June 2001).

Victor R. Siclari Birth Date: November 17, 1961 Federated Investors Tower Pittsburgh, PA SECRETARY	Principal Occupation: Partner, Reed Smith LLP (October 2002 to present). Previous Positions: Sr. Corporate Counsel and Vice President, Federated Services Company (prior to October 2002).

Variable investment options are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in variable investment options involves investment risk, including the possible loss of principal.

This report is authorized for Distribution to prospective investors only when preceded or accompanied by the fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

[Logo of Huntington National Bank]

THE HUNTINGTON
NATIONAL BANK,
a subsidiary of
Huntington Bancshares, Inc.
is the Custodian, Sub-Administrator
and Financial Administrator of
The Huntington Funds.
Huntington Asset Advisors, Inc.,
a subsidiary of The Huntington
National Bank, serves as Investment
Adviser to the Funds. Federated
Services Co. and Edgewood
Services, Inc., the Administrator
and Distributor of The Huntington
Funds, respectively, are not
affiliated with The Huntington
National Bank.

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Cusip 446771107
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